Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2015 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	47,984	48,958	41,312
Pre-Modification Outstanding Loan Balance	$ 1,675	$ 2,743	$ 1,779
Post-Modification Outstanding Loan Balance	$ 1,593	$ 2,600	$ 1,785
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,758	2,352	1,607
Pre-Modification Outstanding Loan Balance	$ 380	$ 844	$ 385
Post-Modification Outstanding Loan Balance	$ 328	$ 699	$ 396
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	128	102	108
Pre-Modification Outstanding Loan Balance	$ 82	$ 259	$ 78
Post-Modification Outstanding Loan Balance	$ 78	$ 256	$ 76
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	800	1,576	2,080
Pre-Modification Outstanding Loan Balance	$ 90	$ 168	$ 260
Post-Modification Outstanding Loan Balance	$ 88	$ 178	$ 258
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	3,881	2,235	2,530
Pre-Modification Outstanding Loan Balance	$ 79	$ 41	$ 54
Post-Modification Outstanding Loan Balance	$ 68	$ 40	$ 54
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	33,615	31,394	26,772
Pre-Modification Outstanding Loan Balance	$ 161	$ 151	$ 133
Post-Modification Outstanding Loan Balance	$ 162	$ 153	$ 134
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	41,182	37,659	33,097
Pre-Modification Outstanding Loan Balance	$ 792	$ 1,463	$ 910
Post-Modification Outstanding Loan Balance	$ 724	$ 1,326	$ 918
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	11	39	16
Pre-Modification Outstanding Loan Balance	$ 2	$ 6	$ 5
Post-Modification Outstanding Loan Balance	$ 2	$ 7	$ 5
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	6,791	11,260	8,199
Pre-Modification Outstanding Loan Balance	$ 881	$ 1,274	$ 864
Post-Modification Outstanding Loan Balance	$ 867	$ 1,267	$ 862